Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	2.04%	0.79%
Net Unrealized Appreciation (Depreciation)	$ 4,259,854	$ 1,889,504
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.28%	1.04%
Net Unrealized Appreciation (Depreciation)	$ 2,662,171	$ 2,507,201
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.76%	(0.25%)
Net Unrealized Appreciation (Depreciation)	$ 1,597,683	$ (617,697)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.35%	0.01%
Net Unrealized Appreciation (Depreciation)	$ 722,862	$ 22,986
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.00%	(0.11%)
Net Unrealized Appreciation (Depreciation)	$ 48	$ (252,629)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.14%)	0.52%
Net Unrealized Appreciation (Depreciation)	$ (298,622)	$ 1,267,400
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital		0.01%
Net Unrealized Appreciation (Depreciation)		$ 23,242
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital		0.03%
Net Unrealized Appreciation (Depreciation)		$ 81,500
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital		0.48%
Net Unrealized Appreciation (Depreciation)		$ 1,162,658
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital		(0.01%)
Net Unrealized Appreciation (Depreciation)		$ (19,440)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.19%	(0.76%)
Net Unrealized Appreciation (Depreciation)	$ 397,044	$ (1,849,278)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.02%	0.00%
Net Unrealized Appreciation (Depreciation)	$ 41,390	$ 5,670
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.28%	0.37%
Net Unrealized Appreciation (Depreciation)	$ 583,002	$ 871,263
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.53%)	(0.71%)
Net Unrealized Appreciation (Depreciation)	$ (1,104,035)	$ (1,717,870)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.93%	1.03%
Net Unrealized Appreciation (Depreciation)	$ 1,939,309	$ 2,484,215
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.72%	0.30%
Net Unrealized Appreciation (Depreciation)	$ 1,506,235	$ 731,816
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.16%
Net Unrealized Appreciation (Depreciation)	$ 336,795
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.00%	(0.10%)
Net Unrealized Appreciation (Depreciation)	$ (1,156)	$ (235,011)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.04%)	0.03%
Net Unrealized Appreciation (Depreciation)	$ (88,790)	$ 65,050
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.08%	0.50%
Net Unrealized Appreciation (Depreciation)	$ 173,334	$ 1,207,429
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.03%)	0.23%
Net Unrealized Appreciation (Depreciation)	$ (73,715)	$ 548,958
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.04%	0.07%
Net Unrealized Appreciation (Depreciation)	$ 86,606	$ 165,973
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.29%	0.46%
Net Unrealized Appreciation (Depreciation)	$ 2,701,718	$ 1,100,173